Consolidated Statements of Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 35,407,715	$ 16,963,393
Interest bearing deposits with other banks	3,990,521	1,155,588
Securities available for sale, at fair value (amortized cost of $367,421,826 in 2011 and $328,235,771 in 2010)	374,507,805	324,730,301
Loans, net of allowance for loan losses of $6,681,412 in 2011 and $6,379,070 in 2010	382,580,529	415,496,720
Bank premises, furniture, fixtures and equipment, net	20,278,443	20,751,478
Other real estate owned	4,868,653	3,068,209
Accrued interest receivable	4,445,384	4,823,227
Cash surrender value of life insurance	20,382,063	19,535,300
Intangible assets	3,226,612	3,411,303
Other assets	4,257,729	8,297,213
Total assets	853,945,454	818,232,732
Deposits
Non-interest bearing deposits	116,894,676	95,324,759
Interest bearing deposits	455,443,459	442,104,964
Total deposits	572,338,135	537,429,723
Federal funds purchased		2,500,000
Securities sold under agreement to repurchase	120,220,433	110,483,437
Federal Home Loan Bank advances	68,500,000	84,400,000
Accrued interest payable	372,374	538,881
Deferred compensation payable	5,085,935	4,330,069
Other liabilities	1,349,360	2,255,526
Total liabilities	767,866,237	741,937,636
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,843,911 shares issued and outstanding at 2011 and 4,838,411 shares issued and outstanding at 2010 and	968,782	967,682
Additional paid-in capital	3,247,208	3,061,221
Accumulated other comprehensive gain (loss), net of tax expense (benefit) of $2,643,070 in 2011 and ($1,307,540) in 2010	4,442,909	(2,197,930)
Retained earnings	77,420,318	74,464,123
Total stockholders' equity	86,079,217	76,295,096
Total liabilities and stockholders' equity	$ 853,945,454	$ 818,232,732